Accruals And Other Current Liabilities - Schedule of Accruals and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Schedule of Accruals and Other Current Liabilities [Abstract]
Accrued payroll and welfare expenses	$ 26	$ 10
Accrued professional fee	224	266
Accrued advisory services fee		111
Accrued information technology expenses	422	101
Accrued interest expenses		5
Other accruals and payables	12	31
Total	$ 684	$ 524